Summary of Significant Accounting Policies (Details) - Schedule of summarized cash flow information of the VIEs	6 Months Ended
Jan. 31, 2021 USD ($)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (406,269)
Net cash provided by investing activities	118,541
Net cash provided by financing activities
Qianhai VIE [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(286,657)
Net cash provided by investing activities
Net cash provided by financing activities
LMG VIE [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(119,612)
Net cash provided by investing activities	118,541
Net cash provided by financing activities